SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15 -	SEGMENT INFORMATION

TAT does not intend to distribute tax-exempt earnings deriving from its Approved Enterprise aggregating approximately $1,936 as of December 31, 2017, and accordingly, no deferred tax liability has been established related to these earnings. If such tax-exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such profits (23%) and an income tax liability of up to approximately $445 would be incurred as of December 31, 2017.

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) Original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories through its Gedera facility; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through its Limco subsidiary; (iii) MRO services for aviation components through its Piedmont subsidiary; and (iv) Overhaul and coating of jet engine components through its Turbochrome subsidiary.

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OEM of heat transfer solutions and aviation accessories primarily include the design, development and manufacture of (i) broad range of heat transfer solutions, such as pre-coolers heat exchangers and oil/fuel hydraulic heat exchangers, used in mechanical and electronic systems on board commercial, military and business aircraft; (ii) environmental control and power electronics cooling systems installed on board aircraft in and ground applications; and (iii) a variety of other mechanical aircraft accessories and systems such as pumps, valves, and turbine power units.

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MRO Services for heat transfer components and OEM of heat transfer solutions primarily include the MRO of heat transfer components and to a lesser extent, the manufacturing of certain heat transfer solutions. TAT’s Limco subsidiary operates an FAA-certified repair station, which provides heat transfer MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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MRO services for aviation components include the MRO of APUs, landing gears and other aircraft components. TAT’s Piedmont subsidiary operates an FAA-certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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TAT’s activities in the area of overhaul and coating of jet engine components includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes and afterburner flaps (see note 3). This operating segment started operating in 2015 with the Turbochrome acquisition. See note 3.

The Group's chief operating decision-maker (CEO of the Company) evaluates performance, makes operating decisions and allocates resources based on financial data, consistent with the presentation in the accompanying financial statements. CODM reviews revenue, gross profit, operating income and the following assets: Cash, accounts receivable and inventory.

b.	Segments statement operations disclosure:

The following financial information is the information that management uses for analyzing the segment results. The figures are presented in consolidated method as presented to management.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2017
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$27,898	$34,615	$33,009	$11,005	$-	$106,527
Intersegment revenues	3,339	197	-	-	(3,536)	-
Total revenues	31,237	34,812	33,009	11,005	(3,536)	106,527

Cost of revenues	25,535	26,085	29,026	9,057	(3,620)	86,083
Gross profit	5,702	8,727	3,983	1,948	84	20,444

Research and development	398	169		164	-	731
Selling and marketing	1,968	1,358	1,213	435	-	4,974
General and administrative	2,072	3,182	3,049	1,106	-	9,409
Other expenses	-	-	53	-	-	53
Operating income (loss)	$1,264	$4,018	$(332)	$243	$84	$5,277
Financial expenses, net						338
Income before taxes on income						4,939

	Year ended December 31, 2016
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Other	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$23,515	$31,440	$31,630	$9,209	$-	$-	$95,794
Intersegment revenues	4,740	989	-	-	-	(5,729)	-
Total revenues	28,255	32,429	31,630	9,209		(5,729)	95,794

Cost of revenues	24,028	23,440	27,423	7,610	-	(5,744)	76,757
Gross profit	4,227	8,989	4,207	1,599	-	15	19,037

Research and development	758	210	29	143	-	-	1,140
Selling and marketing	1,544	1,105	792	435	-	-	3,876
General and administrative	2,539	2,915	3,473	1,096	-	-	10,023
Other expenses (income)	-	-	-	-	(138)	-	(138)
Operating income (loss)	$(614)	$4,759	$(87)	$(75)	$138	$15	$4,136
Financial expenses, net							154
Income before taxes on income							3,982

	Year ended December 31, 2015
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Other	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$23,511	$30,526	$29,665	$1,905	$-	$-	$85,607
Intersegment revenues	3,840	475	-	-	-	(4,315)	-
Total revenues	27,351	31,001	29,665	1,905	-	(4,315)	85,607

Cost of revenues	23,887	22,541	28,474	1,485	-	(4,445)	71,942
Gross profit	3,464	8,460	1,191	420	-	130	13,665

Research and development	619	264	-	7	-	-	890
Selling and marketing	1,270	961	608	64	-	-	2,903
General and administrative	1,880	3,000	3,303	286	-	-	8,469
Other expenses	-	-	-	-	631	-	631
Gain on bargain purchase	-	-	-	-	(4,833)	-	(4,833)
Operating income (loss)	$(305)	$4,235	$(2,720)	$63	$(4,202)	$130	$5,605
Financial expenses, net							349
Income before taxes on income							5,256

c.	The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2017
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	29,411	35,067	27,276	11,915	8,326	111,995
Depreciation and amortization	1,299	1,029	653	960		3,941
Expenditure for segment assets	1,769	866	847	402		3,884

	Year ended December 31, 2016
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	28,885	34,729	27,246	11,616	9,500	111,976
Depreciation and amortization	1,199	898	542	997	-	3,636
Expenditure for segment assets	1,437	1,266	2,686	505	-	5,894

	Year ended December 31, 2015
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation C omponents	Overhaul and coating of jet engine components	Consolidated

Depreciation and amortization	1,127	789	669	196	2,781
Expenditure for segment assets	1,075	1,400	821	51	3,347